Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–92.33%
Aerospace & Defense–1.13%
Textron, Inc.	412,047	$10,989,293
Agricultural Products–1.52%
Archer-Daniels-Midland Co.	418,989	14,740,033
Air Freight & Logistics–1.26%
FedEx Corp.	100,878	12,232,466
Apparel Retail–0.16%
Gap, Inc. (The)	221,593	1,560,015
Asset Management & Custody Banks–2.98%
Bank of New York Mellon Corp. (The)	411,620	13,863,362
State Street Corp.	284,468	15,153,610
		29,016,972
Automobile Manufacturers–1.81%
General Motors Co.	848,461	17,631,019
Biotechnology–0.67%
Gilead Sciences, Inc.	86,901	6,496,719
Building Products–1.88%
Johnson Controls International PLC	425,692	11,476,656
Trane Technologies PLC	81,825	6,757,927
		18,234,583
Cable & Satellite–1.26%
Comcast Corp., Class A	356,791	12,266,475
Communications Equipment–1.80%
Cisco Systems, Inc.	444,077	17,456,667
Construction Machinery & Heavy Trucks–1.75%
Caterpillar, Inc.	146,997	17,057,532
Consumer Finance–0.57%
Ally Financial, Inc.	382,197	5,515,103
Diversified Banks–12.53%
Bank of America Corp.	1,965,005	41,717,056
Citigroup, Inc.	950,164	40,020,908
JPMorgan Chase & Co.	293,421	26,416,693
Wells Fargo & Co.	475,128	13,636,173
		121,790,830
Electric Utilities–1.66%
Exelon Corp.	439,537	16,179,357
Electrical Components & Equipment–3.14%
Eaton Corp. PLC	204,592	15,894,752
Emerson Electric Co.	307,547	14,654,615
		30,549,367
Fertilizers & Agricultural Chemicals–2.65%
CF Industries Holdings, Inc.	469,772	12,777,798
Corteva, Inc.	553,840	13,015,240
		25,793,038
Shares		Value
Health Care Distributors–2.03%
Cardinal Health, Inc.	80,797	$3,873,408
McKesson Corp.	117,203	15,852,878
		19,726,286
Health Care Services–1.41%
CVS Health Corp.	230,276	13,662,275
Hotels, Resorts & Cruise Lines–0.20%
Carnival Corp.(b)	146,991	1,935,871
Independent Power Producers & Energy Traders–1.11%
Vistra Energy Corp.	673,768	10,753,337
Industrial Conglomerates–1.30%
General Electric Co.	1,590,952	12,632,159
Integrated Oil & Gas–7.54%
BP PLC, ADR (United Kingdom)	812,971	19,828,363
Chevron Corp.	285,157	20,662,476
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	460,692	16,073,544
Suncor Energy, Inc. (Canada)	1,063,251	16,799,366
		73,363,749
Integrated Telecommunication Services–1.63%
AT&T, Inc.	544,532	15,873,108
Internet & Direct Marketing Retail–1.64%
eBay, Inc.	529,490	15,916,469
Investment Banking & Brokerage–3.63%
Goldman Sachs Group, Inc. (The)	88,134	13,624,635
Morgan Stanley	638,404	21,705,736
		35,330,371
IT Consulting & Other Services–1.46%
Cognizant Technology Solutions Corp., Class A	306,161	14,227,302
Life & Health Insurance–0.98%
MetLife, Inc.	312,445	9,551,444
Managed Health Care–2.28%
Anthem, Inc.	97,541	22,145,709
Multi-line Insurance–1.77%
American International Group, Inc.	708,920	17,191,310
Oil & Gas Exploration & Production–4.52%
Canadian Natural Resources Ltd. (Canada)	653,134	8,934,008
Devon Energy Corp.	998,654	6,900,699
Hess Corp.	344,757	11,480,408
Marathon Oil Corp.	2,047,240	6,735,420
Noble Energy, Inc.	905,479	5,469,093
Pioneer Natural Resources Co.	63,039	4,422,186
		43,941,814
Paper Packaging–1.37%
International Paper Co.	428,845	13,349,945

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Shares		Value
Pharmaceuticals–6.06%
Bristol-Myers Squibb Co.	309,373	$17,244,451
Johnson & Johnson	124,046	16,266,152
Mylan N.V.(b)	325,252	4,849,507
Sanofi, ADR (France)	469,871	20,542,760
		58,902,870
Property & Casualty Insurance–1.39%
Allstate Corp. (The)	147,179	13,500,730
Regional Banks–2.80%
Citizens Financial Group, Inc.	524,871	9,872,823
Fifth Third Bancorp	680,387	10,103,747
PNC Financial Services Group, Inc. (The)	75,737	7,249,546
		27,226,116
Semiconductors–4.78%
Intel Corp.	410,028	22,190,715
NXP Semiconductors N.V. (Netherlands)	92,749	7,691,675
QUALCOMM, Inc.	245,723	16,623,161
		46,505,551
Specialty Chemicals–0.56%
DuPont de Nemours, Inc.	158,694	5,411,465
Systems Software–2.11%
Microsoft Corp.	130,379	20,562,072
Shares		Value
Tobacco–4.40%
Altria Group, Inc.	331,840	$12,832,253
Philip Morris International, Inc.	410,817	29,973,208
		42,805,461
Wireless Telecommunication Services–0.59%
Vodafone Group PLC (United Kingdom)	4,093,405	5,718,111
Total Common Stocks & Other Equity Interests (Cost $1,089,632,147)		897,742,994
Money Market Funds–3.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(c)	10,552,115	10,552,115
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(c)	7,647,559	7,644,500
Invesco Treasury Portfolio, Institutional Class, 0.30%(c)	12,059,559	12,059,559
Total Money Market Funds (Cost $30,257,304)		30,256,174
TOTAL INVESTMENTS IN SECURITIES–95.44% (Cost $1,119,889,451)		927,999,168
OTHER ASSETS LESS LIABILITIES—4.56%		44,366,914
NET ASSETS–100.00%		$972,366,082
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/17/2020	Canadian Imperial Bank of Commerce	USD	294,367	EUR	273,985	$7,971
04/17/2020	Goldman Sachs & Co.	EUR	855,562	USD	944,354	255
04/17/2020	Goldman Sachs & Co.	USD	2,036,321	EUR	1,899,130	59,338
04/17/2020	Goldman Sachs & Co.	USD	2,223,242	GBP	1,928,234	172,499
04/17/2020	Royal Bank of Canada	CAD	4,043,164	USD	2,882,040	8,498
04/17/2020	Royal Bank of Canada	EUR	1,144,825	USD	1,275,336	12,040
04/17/2020	Royal Bank of Canada	USD	4,280,324	CAD	6,157,442	95,869
04/17/2020	Royal Bank of Canada	USD	2,436,540	GBP	2,098,992	171,360
04/17/2020	State Street Bank & Trust Co.	USD	815,686	GBP	656,882	459
Subtotal—Appreciation						528,289
Currency Risk
04/17/2020	Goldman Sachs & Co.	EUR	3,151,710	USD	3,437,874	(39,987)
04/17/2020	Goldman Sachs & Co.	GBP	2,977,896	USD	3,556,630	(143,268)
04/17/2020	Goldman Sachs & Co.	USD	771,461	EUR	697,975	(1,256)
04/17/2020	Royal Bank of Canada	CAD	17,684,317	USD	12,223,065	(345,462)
04/17/2020	Royal Bank of Canada	EUR	14,243,016	USD	15,487,135	(229,804)
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
04/17/2020	Royal Bank of Canada	GBP	11,079,925	USD	12,989,313	$(776,978)
04/17/2020	Royal Bank of Canada	USD	259,146	CAD	362,257	(1,684)
04/17/2020	State Street Bank & Trust Co.	GBP	773,410	USD	959,107	(1,819)
Subtotal—Depreciation						(1,540,258)
Total Forward Foreign Currency Contracts						$(1,011,969)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$892,024,883	$5,718,111	$—	$897,742,994
Money Market Funds	30,256,174	—	—	30,256,174
Total Investments in Securities	922,281,057	5,718,111	—	927,999,168
Other Investments - Assets*
Forward Foreign Currency Contracts	—	528,289	—	528,289
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,540,258)	—	(1,540,258)
Total Other Investments	—	(1,011,969)	—	(1,011,969)
Total Investments	$922,281,057	$4,706,142	$—	$926,987,199

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. Comstock Fund